Related parties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related parties
38.	Related parties

Transactions with key management personnel

Key management personnel comprise of the Group’s members of the Board of Directors and chief officers.

There are no loans to key management personnel as of 31 December 2018 and 2017.

The Group provide additional benefits to key management personnel and contribution to retirement plans based on a pre-determined ratio of compensation.

	31 December 2018	31 December 2017	31 December 2016
Short-term benefits (*)	92,341	74,696	50,001
Termination benefits	121	604	10,064
Long-term benefits	755	548	479

	93,217	75,848	60,544

(*)	Includes share-based payment,

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

Due from related parties	31 December 2018	31 December 2017
Vimpelcom OJSC (“Vimpelcom”)	9,138	—
Telia Sonera International Carrier AB (“Telia”)	1,741	1,256
Kyivstar GSM JSC (“Kyivstar”)	210	1,061
GSM Kazakhstan Ltd (“Kazakcell”)	2	830
Azercell Telekom MMC (“Azercell”)	—	364
Other	2,442	1,788

	13,533	5,299

There is no net of allowance for doubtful receivables of due from related parties at 31 December 2018 (31 December 2017: TL 227).

Due from Telia, Vimpelcom, Azercell and Kyivstar resulted from telecommunications services.

Due from Kazakcell, mainly resulted from software services and telecommunications services.

Due to related parties	31 December 2018	31 December 2017
Turkcell Vakfı	39,544	—
Kyivstar GSM JSC (“Kyivstar”)	3,591	2,346
Wind Telecomunicazioni S,P,A,	886	1,738
Teliasonera International Carrier Switzerland Ag	523	—
Vimpelcom (Bvı) Ltd,	3	1,552
Geocell LLC (“Geocell”)	2	447
Other	782	897

	45,331	6,980

Due to Kyivstar, Geocell, Wind Telecomunicazioni S,P,A, and Vimpelcom (Bvı) Ltd, mainly resulted from telecommunications services received.

The Group’s exposure to currency risk related to outstanding balances with related parties is disclosed in Note 35.

The following transactions occurred with related parties:

Revenue from related parties	2018	2017	2016
Sales to Kyivstar
Telecommunications services	52,946	30,875	30,964
Sales to Telia
Telecommunications services	7,941	10,020	15,761
Sales to Vimpelcom
Telecommunications services	5,418	7,230	20,775
Sales to Azercell(****)
Telecommunication services	256	1,583	2,585
Sales to Krea (*)
Call center services, fixed line services, rent and interest charges	—	—	3,422
Sales to Millenicom (**)
Telecommunication services	—	—	997
Sales to other related parties	7,920	11,324	14,922

	74,481	61,032	89,426

Related party expenses	2018	2017	2016
Charges from Kyivstar
Telecommunications services	77,174	49,178	47,595
Charges from Turkcell Vakfı
Donation	44,247	—	—
Charges from Telia
Telecommunications services	6,047	3,120	2,499
Charges from Wind Telecomunicazioni
Telecommunications services	4,812	—	—
Charges from Vimpelcom
Telecommunications services	2,751	10,853	2,721
Charges from Azercell (****)
Telecommunications services	79	734	1,361
Charges from Hobim (***)
Invoicing and archiving services	—	16,993	31,832
Charges from Krea
Digital television broadcasting services	—	—	5,975
Charges from other related parties	9,799	17,001	11,659

	144,909	97,879	103,642

(*)	Transactions with Krea include transactions until 26 August 2016,
(**)	Transactions with Millenicom include transactions until 21 January 2016,
(***)	Transactions with Hobim include transactions until 20 June 2017,
(****)	Transactions with Azercell include transactions until 5 March 2018,

Transactions with Kyivstar:

Kyivstar, an entity under common control with Alfa, is rendering and receiving telecommunications services such as interconnection and roaming.

Transactions with Hobim:

Hobim, one of the leading data processing and application service provider companies in Turkey, is owned by Cukurova Group, The Company has entered into invoice printing and archiving agreements with Hobim under which Hobim provides the Company with monthly invoice printing services, manages archiving of invoices and subscription documents, Prices of the agreements are determined through alternative proposals’ evaluation.

Transactions with Vimpelcom:

Vimpelcom, an entity under common control with Alfa, is rendering and receiving telecommunications services such as interconnection and roaming.

Transactions with Telia:

Telia, a subsidiary of Sonera, is rendering and receiving telecommunications services such as interconnection and roaming.

Transactions with Azercell:

Azercell, a subsidiary of Sonera, is rendering and receiving telecommunications services such as interconnection and roaming.

Transactions with Krea:

Çukurova Holding has signed a share purchase agreement with BeIN Media Group LLC related to the sale of their shares in Krea, Share transfer has finalized as at 26 August 2016.

Krea, a direct-to-home digital television service company under the Digiturk brand name.

There are no specific agreements between Turkcell and digital channels branded under Digiturk name, Every year, as in every other media channel, standard ad spaces are purchased on a spot basis, Also, Krea provides instant football content related to Spor Toto Super League to the Company to be delivered to mobile phones and tablets.

The Company has agreements for fixed telephone, leased line, corporate internet, and data center services provided by the Company’s subsidiary Turkcell Superonline.

Transactions with Turkcell Vakfı:

On 11 October 2018, Turkcell Vakfı, was incorporated for rendering social responsibility and donation transaction.

Transactions with Wind:

Wind, an entity under common control with Alfa, is rendering and receiving telecommunications services such as interconnection and roaming.